CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data	Jul. 02, 2011	Dec. 25, 2010
Accounts receivable, allowances	$ 31.2	$ 32.4
Long-term receivables, allowances	$ 23.5	$ 18.8
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	63,607,090	63,607,090
Treasury stock, shares	2,316,427	900,754